Consolidated Statement of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Income for the fiscal year before income tax	$ 869,996,208	$ 184,177,495	$ 145,943,999
Adjustment for the total monetary effect of the fiscal year	1,308,898,985	712,616,273	402,701,777
Adjustments to obtain cash flows from operating activities:
Amortization and depreciation	58,098,766	47,485,393	43,224,593
Credit loss expense on financial assets	45,968,747	21,480,302	15,745,665
Difference in quoted prices of foreign currency	(519,687,484)	(263,504,186)	(104,535,187)
Other adjustments	115,506,601	454,720,951	291,953,697
Net increase / (decrease) from operating assets:
Debt securities at fair value through profit or loss	(909,887,830)	(460,689,489)	306,877,592
Derivative financial instruments	9,188,920	(125,729)	9,051,924
Repo transactions	(167,176,772)	(2,344,774)	170,442,492
Loans and other financing
Non-financial public sector	2,156,260	7,540,174	18,683,672
Other financial entities	(7,077,482)	6,273,635	7,545,035
Non-financial private sector and foreign residents	281,246,343	237,287,781	172,154,622
Other debt securities	240,896,426	141,445,422	(208,231,373)
Financial assets delivered as guarantee	3,168,196	13,617,450	21,891,411
Equity Instruments at fair value through profit or loss	(409,343)	20,321,483	24,843,827
Other assets	16,509,607	30,914,031	(44,393,694)
Deposits
Non-financial public sector	(59,863,185)	261,496	(331,436,522)
Financial sector	15,036,470	(681,632)	(545,874)
Non-financial private sector and foreign residents	(1,288,083,427)	462,405,962	(571,024,821)
Liabilities at fair value through profit or loss	(8,159,156)	(8,235,747)	9,873,835
Derivative financial instruments	(5,748,073)	(7,979)	13,253
Repo transactions	23,601,328		(5,663,723)
Other liabilities	(82,864,800)	15,668,619	(36,227,516)
Income tax payments	(26,544,392)	(8,377,713)	(67,120,479)
Total cash from operating activities (A)	(85,229,087)	1,612,249,218	271,768,205
Cash flows from investing activities
Acquisition of PPE, intangible assets and other assets	(57,073,159)	(75,754,316)	(41,809,798)
Obtaining control of subsidiaries or other businesses	(21,956,493)		(216,271)
Other payments related to investing activities	(622,770)	(11,893)
Other collections related to investing activities	160,975,229
Total cash used in investing activities (B)	81,322,807	(75,766,209)	(42,026,069)
Payments:
Dividends	(179,680)	(59,462,558)
Non-subordinated corporate bonds	(4,877,812)	(15,870,950)	(24,808,397)
Financing from local financial entities			(4,816,892)
Subordinated corporate bonds	(12,943,001)	(14,493,132)	(18,282,715)
Other payments related to financing activities	(3,935,538)	(3,230,323)	(4,735,526)
Collections / Incomes:
Non-subordinated corporate bonds	29,477,155	9,185,164
Financing from local financial entities	(7,598,036)	6,085,830
Total cash used in financing activities (C)	(56,912)	(77,785,969)	(52,643,530)
Effect of exchange rate fluctuations (D)	909,268,594	393,367,215	164,337,260
Monetary effect on cash and cash equivalents (E)	(1,856,159,506)	(1,396,781,916)	(874,986,242)
Net (decrease) / increase in cash and cash equivalents (A+B+C+D+E)	(950,854,104)	455,282,339	(533,550,376)
Cash and cash equivalents at the beginning of the fiscal year	2,335,331,915	1,880,049,576	2,413,599,952
Cash and cash equivalents at the end of the fiscal year	$ 1,384,477,811	$ 2,335,331,915	$ 1,880,049,576